Condensed Consolidating Statement of Cash Flows (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net cash provided by (used in) operating activities	$ 119,094	$ 111,415	$ 145,364	$ 104,362	$ 95,403
Cash flows from investing activities
Acquisition of businesses, net of cash acquired		(17,847)	(17,847)	(205,470)	(16,207)
Change in restricted cash	122	166	(501)	(492)	773
Purchases of intangibles and other assets	(278)	(303)	(473)	(625)	(251)
Purchases and sales of non-marketable investments	(3,866)	(10,135)	(25,148)	(3,667)	(6,446)
Purchases of short-term investments	(379,387)	(473,331)	(575,606)	(129,782)	(57,080)
Proceeds from maturities and redemptions of marketable securities	272,022	23,048	109,516	46,679	40,406
Proceeds from sales of marketable securities	1,525	4,358	4,358	92,527
Net settlement of foreign currency forwards	15,081	(12,011)	(328)	(2,926)	(1,910)
Purchases of property and equipment	(23,792)	(20,456)	(31,647)	(19,616)	(17,260)
Net cash provided by (used in) investing activities	(118,573)	(506,511)	(537,676)	(223,372)	(57,975)
Cash flows from financing activities
Repurchase of redeemable noncontrolling interest			(1,461)
Proceeds from borrowings on convertible senior notes, net		390,978	390,978
Proceeds from issuance of warrants		38,278	38,278
Purchase of convertible note hedge		(85,853)	(85,853)
Other financing activities		(919)	(919)
Proceeds from exercise of options to purchase common stock	9,640	22,827	25,386	48,473	25,878
Excess tax benefit from stock-based compensation	8,161	2,583	3,092	8,226	7,122
Net cash provided by (used in) financing activities	17,801	367,894	369,501	252,047	33,000
Effect of exchange rate changes on cash and cash equivalents	(9,354)	(5,303)	(9,472)	2,093	842
Net increase (decrease) in cash and cash equivalents	8,968	(32,505)	(32,283)	135,130	71,270
Cash and cash equivalents at beginning of period	292,325	324,608	324,608	189,478	118,208
Cash and cash equivalents at end of period	301,293	292,103	292,325	324,608	$ 189,478
Company [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	(8,137)	12,047	21,249
Cash flows from investing activities
Purchases and sales of non-marketable investments	(1,866)	(10,135)	(25,148)
Purchases of short-term investments	(379,387)	(473,331)	(575,606)
Proceeds from maturities and redemptions of marketable securities	272,022	23,048	109,516
Proceeds from sales of marketable securities	1,525	4,358	4,358
Net settlement of foreign currency forwards	11,459	(113)	1,424
Purchases of property and equipment	(5,188)	(276)	(5,498)
Net cash provided by (used in) investing activities	(101,435)	(456,449)	(490,954)
Cash flows from financing activities
Proceeds from borrowings on convertible senior notes, net		390,978	390,978
Proceeds from issuance of warrants		38,278	38,278
Purchase of convertible note hedge		(85,853)	(85,853)
Other financing activities		(919)	(919)
Proceeds from exercise of options to purchase common stock	9,640	22,827	25,386
Excess tax benefit from stock-based compensation	8,161	2,583	3,092
Intercompany tranfers	77,878	34,000	59,867
Net cash provided by (used in) financing activities	95,679	401,894	430,829
Net increase (decrease) in cash and cash equivalents	(13,893)	(42,508)	(38,876)
Cash and cash equivalents at beginning of period	174,337	213,213	213,213
Cash and cash equivalents at end of period	160,444	170,705	174,337	213,213
Guarantor Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	92,525	77,820	99,158
Cash flows from investing activities
Acquisition of businesses, net of cash acquired		(17,847)	(17,847)
Purchases of intangibles and other assets	(278)	(303)	(473)
Purchases of property and equipment	(15,322)	(19,486)	(24,931)
Net cash provided by (used in) investing activities	(15,600)	(37,636)	(43,251)
Cash flows from financing activities
Intercompany tranfers	(80,159)	(37,500)	(58,500)
Net cash provided by (used in) financing activities	(80,159)	(37,500)	(58,500)
Effect of exchange rate changes on cash and cash equivalents	(96)	(16)	(43)
Net increase (decrease) in cash and cash equivalents	(3,330)	2,668	(2,636)
Cash and cash equivalents at beginning of period	19,977	22,613	22,613
Cash and cash equivalents at end of period	16,647	25,281	19,977	22,613
Non-Guarantor Subsidiaries [Member]
Cash flows from operating activities
Net cash provided by (used in) operating activities	34,706	21,548	24,957
Cash flows from investing activities
Change in restricted cash	122	166	(501)
Purchases and sales of non-marketable investments	(2,000)
Net settlement of foreign currency forwards	3,622	(11,898)	(1,752)
Purchases of property and equipment	(3,282)	(694)	(1,218)
Net cash provided by (used in) investing activities	(1,538)	(12,426)	(3,471)
Cash flows from financing activities
Repurchase of redeemable noncontrolling interest			(1,461)
Intercompany tranfers	2,281	3,500	(1,367)
Net cash provided by (used in) financing activities	2,281	3,500	(2,828)
Effect of exchange rate changes on cash and cash equivalents	(9,258)	(5,287)	(9,429)
Net increase (decrease) in cash and cash equivalents	26,191	7,335	9,229
Cash and cash equivalents at beginning of period	98,011	88,782	88,782
Cash and cash equivalents at end of period	$ 124,202	$ 96,117	$ 98,011	$ 88,782